Investments in Affiliates (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Schedule of equity method investments
	As of December 31,
	2020	2021
	RMB	RMB
CNFinance	347,769	329,158
Others.	9,892	6,650
Total	357,661	335,808

Schedule of financial information of equity method investees
	As of December 31,
	2020	2021
	RMB	RMB
Statements of Balance Sheet
Total assets	12,666,811	14,883,038
Total liabilities	8,571,667	10,783,449

Schedule of results of operation
	Year Ended December 31,
	2019	2020	2021
Results of Operation	RMB	RMB	RMB
Income from operations	689,259	115,656	1,462
Net profit (loss)	520,539	89,820	(7,089)